Net (Loss)/Income Per Share of Class A Common Stock - Narrative (Details) - $ / shares shares in Millions	9 Months Ended
	Sep. 30, 2021	Feb. 17, 2021	Feb. 03, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Exercise price of warrants (in dollars per share)	$ 0.11		$ 0.11
Public and Private Placement Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Potentially dilutive securities excluded	24.1
Percent of fully diluted outstanding common shares	16.00%
Private Placement Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50
Private Placement Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Exercise price of warrants (in dollars per share)	$ 20
Trading price (in dollars per share)		$ 20